LETTER TO THE SHAREHOLDERS OF THE PIERPONT BOND FUND


December 15, 1995

Dear Shareholder:

Bond investors enjoyed an unexpectedly delightful 1995, as the bond market produced double-digit returns due to a falling interest rate environment. This was in sharp contrast to 1994, when returns dipped into negative territory for much of the year as rates increased. In the changing interest rate environment, The Pierpont Bond Fund returned 15.10% for its fiscal year ended October 31, 1995. For the same period, the average bond mutual fund, as measured by the Composite High Quality Intermediate Corporate Bond Fund Average*, returned 13.69%, and the Salomon Brothers Broad Investment Grade Index returned 15.71%.

The Fund seeks to reduce risk and increase consistency of returns by diversifying its holdings and its sources of added value. This diversified strategy proved especially beneficial during the period as the Fund's sector and security selection decisions added value, while its defensive duration position held it back slightly early in 1995. Specifically, we maintained a lower risk, defensive strategy with regard to interest rates during the first quarter -- when the bond bull market commenced. As evidence of the economic slowdown accumulated, we moved to a slightly positive posture on interest rates, which has added value throughout the remainder of the year.

For the period under review, the Fund's net asset value increased from $9.64 per share on October 31, 1994 to end at $10.41, after paying dividends of approximately $0.64 per share from ordinary income. The Fund's net assets stood at $143.0 million at the end of the reporting period, up from $112.0 million on October 31, 1994. The net assets of The U.S. Fixed Income Portfolio, in which the Fund invests, totaled approximately $581.9 million on October 31, 1995.

MARKET ENVIRONMENT

After declining dramatically in 1994, the bond market switched direction in early 1995. Rapid economic growth and fears of inflation early in the period caused the Federal Reserve to continue its program of raising short-term interest rates. As a result, Treasury yields of all maturities rose. As the economy began showing signs of a slowdown and it became clearer that additional rate increases were unlikely, Treasury yields declined and prices rallied. By the time the Fed lowered rates in July, however, the bond market had already priced-in this action. By the end of the period, mixed to weak economic data caused the market to anticipate another Fed easing, as indicated by longer-term note and bond rates falling below the Fed funds level.



-------------------------------------------------------------------------------
  TABLE OF CONTENTS
  LETTER TO THE SHAREHOLDERS............1     SPECIAL FUND-BASED SERVICES...5
  FUND FACTS AND HIGHLIGHTS.............3     FINANCIAL STATEMENTS..........7
  FUND  PERFORMANCE.....................4

--------------------------------------------------------------------------------

PORTFOLIO REVIEW

The Portfolio's investment process involves three key decisions to diversify its sources of return potential under all market conditions: duration management, sector allocation, and security selection.

DURATION MANAGEMENT. Duration is the measure of a fund's sensitivity to interest rate changes, which is closely related to the average maturity of the bonds in a portfolio. As mentioned previously, the Portfolio began the period with a relatively short duration. As interest rates began to change direction, however, we lengthened to a neutral then to a long duration position by the end of the period.

SECTOR ALLOCATION. During the period, we actively managed the Portfolio's allocations to Treasuries, corporates, and mortgages based on their relative attractiveness. For example, we began the period modestly overweighted in corporates relative to the Salomon BIG Index, and we were adding slightly to its mortgage position because of the relative value offered by this market. Conversely, we decreased our allocations to corporates and mortgages in early 1995, fearing that yield spreads would widen and these sectors would underperform. The Portfolio ended the period slightly overweighted in corporates and neutral to underweighted in mortgages.

SECURITY SELECTION. Security selection added value to performance during this period. The Portfolio maintained its focus on high-quality issues, keeping the average quality of Portfolio holdings between AA and AAA.

INVESTMENT OUTLOOK

We continue to maintain the duration of the Portfolio slightly longer than the Index, seeking to capture value through actively trading securities for the near term. The economy continues to exhibit sluggish growth, and measures of its performance are mixed. Over the longer term, the bond market should be helped by deficit reduction action in Washington and by benign inflation data.

We also continue to slightly overweight corporates, taking advantage of their present yield advantage. We expect that their yield spreads versus Treasuries will remain stable in the near future.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.


Sincerely yours,


/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services


*THE COMPOSITE HIGH QUALITY INTERMEDIATE CORPORATE BOND FUND AVERAGE PERFORMANCE IS COMPUTED ON ALL FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A HIGH-QUALITY CORPORATE BOND OBJECTIVE AND AN INTERMEDIATE MATURITY.

FUND FACTS

INVESTMENT OBJECTIVE

The Pierpont Bond Fund seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return that is higher than that generally available from short-term obligations while recognizing the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
3/11/88

--------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/95
$143,003,516

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/95

EXPENSE RATIO

The Fund's annualized expense ratio of 0.69% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1995


PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)
[pie graph]

                         / / U.S. TREASURY OBLIGATIONS 41.1%
                         / / CORPORATE OBLIGATIONS 37.9%
                         / / U.S. AGENCY OBLIGATIONS 15.5%
                         / / COLLATERALIZED MORTGAGE OBLIGATIONS AND
                             ASSET BACKED SECURITIES 3.6%
                         / / SHORT-TERM HOLDINGS 1.6%
                         / / CONVERTIBLE PREFERRED STOCK 0.3%


30-DAY SEC YIELD
6.13%

DURATION
4.7 years

QUALITY BREAKDOWN
AAA*    61%
AA       3%
A       16%
Other   20%


*INCLUDES U.S. GOVERNMENT AGENCY, TREASURY OBLIGATIONS, AND CASH.

FUND PERFORMANCE


EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum investment in the Fund is $100,000. The chart at right shows that the minimum invested at the Fund's inception would have grown to $184,244 at October 31, 1995.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE INCEPTION*
MARCH 11, 1988 - OCTOBER 31, 1995

THE PIERPONT BOND FUND LINE CHART
DOLLARS IN THOUSANDS

                              THE PIERPONT          SALOMON
                              BOND FUND             BIG
      3/88                    100.000               100.000
      10/88                   103.120               105.180
      10/89                   111.648               117.602
      10/90                   121.451               125.128
      10/91                   135.478               144.836
      10/92                   148.145               159.450
      10/93                   165.879               178.536
      10/94                   160.073               172.127
      10/95                   184.244               199.168

PERFORMANCE                  TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURN
                             ---------------------------------------------------
                             THREE    SIX        ONE        FIVE     SINCE
AS OF OCTOBER 31, 1995       MONTHS   MONTHS     YEAR       YEARS    INCEPTION*
--------------------------------------------    --------------------------------
The Pierpont Bond Fund       3.64%     8.23%     15.10%     8.69%     8.38%
Salomon BIG**                3.47%     8.11%     15.71%     9.74%     9.51%
Composite High Quality
  Int. Corporate Bond
  Fund Average               3.21%     7.36%     13.69%     8.69%     7.55%

AS OF SEPTEMBER 30, 1995
--------------------------------------------    --------------------------------
The Pierpont Bond Fund       1.84%     8.20%     13.29%     8.63%     8.22%
Salomon BIG**                1.90%     8.15%     14.06%     9.72%     9.42%
Composite High Quality
  Int. Corporate Bond
  Fund Average               1.72%     7.45%     12.21%     8.60%     7.47%

*3/11/88 -- COMMENCEMENT OF OPERATIONS. (AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION.)
**THE SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX.
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE COMPOSITE HIGH QUALITY INTERMEDIATE CORPORATE BOND FUND AVERAGE PERFORMANCE IS COMPUTED ON ALL FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A HIGH QUALITY CORPORATE BOND OBJECTIVE AND AN INTERMEDIATE MATURITY. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE PIERPONT BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE U.S. FIXED INCOME PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through The Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The Pierpont Funds.

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE PIERPONT BOND FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE PIERPONT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Fixed Income Portfolio ("Portfolio"), at value        $142,988,865
Receivable for Shares of Beneficial Interest Sold                                 141,151
Prepaid Expenses                                                                    1,416
                                                                             ------------
      Total Assets                                                            143,131,432
                                                                             ------------

LIABILITIES
Dividend Payable                                                                   44,792
Shareholder Servicing Fee Payable                                                  26,181
Payable for Shares of Beneficial Interest Redeemed                                  3,503
Administration Fee Payable                                                          3,054
Fund Services Fee Payable                                                             913
Accrued Expenses                                                                   49,473
                                                                             ------------
      Total Liabilities                                                           127,916
                                                                             ------------

NET ASSETS
Applicable to 13,733,425 Shares of Beneficial Interest Outstanding
 (unlimited authorized shares, par value $0.001)                             $143,003,516
                                                                             ------------
                                                                             ------------
Net Asset Value, Offering and Redemption Price Per Share                           $10.41
                                                                             ------------
                                                                             ------------
ANALYSIS OF NET ASSETS
Paid-in Capital                                                              $141,334,196
Undistributed Net Investment Income                                               132,486
Accumulated Net Realized Loss on Investment                                    (2,972,393)
Net Unrealized Appreciation of Investment                                       4,509,227
                                                                             ------------
      Net Assets                                                             $143,003,516
                                                                             ------------
                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Interest Income                                                                        $ 8,677,460
Dividend Income                                                                             35,805
Portfolio Expenses                                                                        (484,080)
                                                                                       -----------
      Net Investment Income Allocated from Portfolio                                     8,229,185

FUND EXPENSES
Shareholder Servicing Fee                                                    $222,000
Transfer Agent Fees                                                            34,325
Administration Fee                                                             32,901
Financial and Fund Accounting Services Fees                                    18,672
Printing                                                                       15,000
Fund Services Fee                                                              11,376
Professional Fees                                                              10,200
Trustees' Fees and Expenses                                                     2,920
Miscellaneous                                                                  23,155
                                                                             --------
      Total Fund Expenses                                                                 (370,549)
                                                                                       -----------

NET INVESTMENT INCOME                                                                    7,858,636

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO                                 1,631,673

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT ALLOCATED FROM
 PORTFOLIO                                                                               7,898,870
                                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $17,389,179
                                                                                       -----------
                                                                                       -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             FOR THE FISCAL YEAR ENDED
                                                                                    OCTOBER 31,
                                                                             --------------------------
INCREASE (DECREASE) IN NET ASSETS                                                1995          1994
                                                                             ------------  ------------

FROM OPERATIONS
Net Investment Income                                                        $  7,858,636  $  5,728,210
Net Realized Gain (Loss) on Investment Allocated from Portfolio                 1,631,673    (4,410,760)
Net Change in Unrealized Appreciation (Depreciation) of Investment
 Allocated from Portfolio                                                       7,898,870    (5,114,945)
                                                                             ------------  ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                17,389,179    (3,797,495)
                                                                             ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                          (7,870,957)   (5,728,904)
Net Realized Gain                                                                       -    (4,444,155)
                                                                             ------------  ------------
    Total Distributions to Shareholders                                        (7,870,957)  (10,173,059)
                                                                             ------------  ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                               42,937,350    62,734,029
Reinvestment of Dividends and Distributions                                     7,494,202     9,685,386
Cost of Shares of Beneficial Interest Redeemed                                (28,995,392)  (49,971,704)
                                                                             ------------  ------------
Net Increase from Transactions in Shares of Beneficial Interest                21,436,160    22,447,711
                                                                             ------------  ------------
Total Increase in Net Assets                                                   30,954,382     8,477,157

NET ASSETS
Beginning of Fiscal Year                                                      112,049,134   103,571,977
                                                                             ------------  ------------
End of Fiscal Year (including undistributed net investment income of
 $132,486 and $(694), respectively)                                          $143,003,516  $112,049,134
                                                                             ------------  ------------
                                                                             ------------  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each fiscal year are as follows:

                                                              FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                         ------------------------------------------------
                                                           1995      1994       1993      1992     1991
                                                         --------  --------   --------   -------  -------
NET ASSET VALUE, BEGINNING OF FISCAL YEAR                $   9.64  $  11.00   $  10.52   $ 10.32  $  9.93
                                                         --------  --------   --------   -------  -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.64      0.55       0.54      0.66     0.70
Net Realized and Unrealized Gain (Loss) on Investment
 Allocated from Portfolio                                    0.77     (0.91)      0.67      0.28     0.41
                                                         --------  --------   --------   -------  -------
Total from Investment Operations                             1.41     (0.36)      1.21      0.94     1.11
                                                         --------  --------   --------   -------  -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                       (0.64)    (0.55)     (0.54)    (0.66)   (0.70)
Net Realized Gains                                              -     (0.45)     (0.19)    (0.08)   (0.02)
                                                         --------  --------   --------   -------  -------
Total Distributions to Shareholders                         (0.64)    (1.00)     (0.73)    (0.74)   (0.72)
                                                         --------  --------   --------   -------  -------

NET ASSET VALUE, END OF FISCAL YEAR                      $  10.41  $   9.64   $  11.00   $ 10.52  $ 10.32
                                                         --------  --------   --------   -------  -------
                                                         --------  --------   --------   -------  -------
Total Return                                                15.10%    (3.50)%    11.97%     9.35%   11.55%
                                                         --------  --------   --------   -------  -------
                                                         --------  --------   --------   -------  -------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at End of Fiscal Year (in thousands)          $143,004  $112,049   $103,572   $75,882  $41,616
Ratios to Average Net Assets:
    Expenses                                                 0.69%     0.78%      0.81%     0.81%    0.81%
    Net Investment Income                                    6.40%     5.43%      5.01%     6.26%    6.84%
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement and Fee Waivers by Morgan                   --      0.01%      0.08%     0.20%    0.58%
Portfolio Turnover                                              -         -     236.39%+  267.04%  166.78%

+   1993 Portfolio Turnover reflects the  period November 1, 1992 to July  11, 1993. After July 11, 1993,
   all the Fund's investable assets are invested in The U.S. Fixed Income Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Pierpont Bond Fund (the "Fund") is a separate series of The Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity.

    The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (25% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    f) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this

THE PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      statement was to increase Undistributed Net Investment Income by $145,501, increase Paid-in Capital by $34,596 and decrease Accumulated Net Realized Loss on Investment by $180,097. Net investment income, net realized gains and net assets were not affected by this change.

    g) For United States federal income tax purposes, the Fund had a capital loss carryforward at October 31, 1995 of approximately $2,973,885 which will expire in the year 2002. Such carryforward is after utilization of approximately $1,415,023 to offset the Fund's net taxable gains realized and recognized in the year ended October 31, 1995. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the daily net assets of the Fund. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $32,901.

    b) During the period November 1, 1994, through August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee and the fund services fee, at 0.12% of the first $100 million of the Fund's average daily net assets and 0.10% of average daily net assets over $100 million. For the period November 1, 1994 through August 31, 1995, the fee for these services amounted to $18,672. Effective September 1, 1995 the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight of the services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.18% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1995, the fee for these services amounted to $222,000.

THE PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $11,376 for the fiscal year ended October 31, 1995.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, the JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                       FOR THE FISCAL YEAR
                                                                        ENDED OCTOBER 31,
                                                                     ------------------------
                                                                        1995         1994
                                                                     -----------  -----------
Shares sold                                                            4,287,654    6,213,346
Reinvestment of dividends and distributions                              748,458      947,768
Shares redeemed                                                       (2,928,885)  (4,946,923)
                                                                     -----------  -----------
Net Increase                                                           2,107,227    2,214,191
                                                                     -----------  -----------
                                                                     -----------  -----------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Pierpont Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Pierpont Bond Fund (one of the series constituting part of the Pierpont Funds, hereafter referred to as the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial highlights for each of the two years in the period ended October 31, 1992 were audited by other independent accountants whose report dated December 4, 1992 expressed an unqualified opinion on those statements.

           [LOGO]
PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

The U.S. Fixed Income Portfolio

Annual Report October 31, 1995

(The following pages should be read in conjunction with The Pierpont Bond Fund
Annual Financial Statements)

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                              MOODY'S/S&P
   PRINCIPAL                                                                                    RATING
    AMOUNT                                  SECURITY DESCRIPTION                              (UNAUDITED)     VALUE
---------------  ---------------------------------------------------------------------------  -----------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET
BACKED SECURITIES (3.6%)
FINANCE (3.6%)
$        79,701  Advanta Home Equity Loan Trust, Series 92-2, Class A1, 7.15% due
                   06/25/08.................................................................  Aaa/AAA      $     80,383
        229,122  Case Equipment Loan Trust, Series 94-A, Class A2, 4.65% due 08/15/99.......  Aaa/AAA           226,831
      4,599,555  Collateralized Mortgage Obligation Trust II Class E, 9.00% due 06/20/17....  Aaa/AAA         4,824,152
      3,000,000  Criimi Mae Financial Corporation Class A, 7.00% due 01/01/33...............  NR/AAA          2,936,250
          2,476  Fical Home Equity Loan Trust, Series 90-1 Class A, 8.90% due 10/15/15......  Aaa/NR              2,476
      8,855,000  GE Capital Mortgage Services, Inc., Series 94-17, Class A5, 7.00% due
                   05/25/24.................................................................  Aaa/AAA         8,943,107
      1,854,087  Green Tree Financial Corp., Series 95-A Class A, 7.25% due 07/15/05........  Baa3/BBB+       1,865,096
        589,307  Green Tree Financial Corp., Series 94-A Class A, 6.90% due 02/15/04........  Baa3/BBB+         589,491
         37,297  Premier Auto Trust, Series 92-3, Class A, 5.90% due 11/17/97...............  Aaa/AAA            37,275
      1,258,125  Prudential Home Loan Mortgage Securities, Remic: PAC(11), Series 93-54,
                   Class A2, 6.50% due 01/25/24.............................................  Aaa/AAA         1,254,175
        196,691  Resolution Trust Corp., Remic: ARM Determined Interest Rate, Series 91-6,
                   Class A1, 6.9473% due 05/25/19...........................................  Aaa/AAA           187,840
          3,588  Sears Mortgage Securities, Remic: TAC(11), Series 92-3, Class T5, 7.75% due
                   02/25/20.................................................................  NR/AAA              3,573
        112,243  The Money Store Home Equity Trust, Series 92-A, Class A, 6.95% due
                   12/15/07.................................................................  Aaa/AAA           112,650
                                                                                                           ------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (COST
                   $20,270,036).............................................................                 21,063,299
                                                                                                           ------------
CORPORATE OBLIGATIONS (37.9%)
AUTOMOTIVE (1.3%)
      7,325,000  Ford Motor Co., 9.50% due 05/30/97.........................................  A1/A+           7,708,683
                                                                                                           ------------
BANKING (10.7%)
      1,925,000  BankAmerica Corp., 9.50% due 04/01/01......................................  A3/A-           2,188,359
      1,300,000  BankAmerica Corp., 7.50% due 03/15/97......................................  A2/A            1,326,104
      1,925,000  Capital One Bank, 8.625% due 01/15/97......................................  Baa3/BBB-       1,984,405
      6,000,000  Central Fidelity Banks, Inc., 8.15% due 11/15/02...........................  Baa2/BBB        6,476,820
      1,600,000  Chemical Banking Corp., 10.125% due 11/01/00...............................  A3/A-           1,855,520
      5,000,000  First Chicago Corp., 8.25% due 06/15/02....................................  A3/A-           5,507,850
      1,745,000  First Chicago Corp., 6.875% due 06/15/03...................................  A3/A-           1,769,866
        100,000  Fleet Financial Group Inc., 7.125% due 05/01/00............................  A2/A-             102,542
      2,000,000  Mellon Bank, N.A., 6.75% due 06/01/03......................................  A2/A            2,003,060
      4,660,000  NationsBank Corp., 10.20% due 07/15/15.....................................  A3/A-           5,989,218
     13,700,000  Norwest Corp., 6.75% due 05/12/00..........................................  Aa3/AA-        13,888,649

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                              MOODY'S/S&P
   PRINCIPAL                                                                                    RATING
    AMOUNT                                  SECURITY DESCRIPTION                              (UNAUDITED)     VALUE
---------------  ---------------------------------------------------------------------------  -----------  ------------
BANKING (CONTINUED)
$     7,500,000  Shawmut National Corp., 8.625% due 12/15/99................................  Baa2/BBB-    $  8,029,800
     11,000,000  Trans Financial Bank, 6.48% due 10/23/98...................................  A1/A+          10,973,270
                                                                                                           ------------
                                                                                                             62,095,463
                                                                                                           ------------
CHEMICALS, OIL & GAS (3.5%)
      2,277,000  E. I. Du Pont de Nemours & Co., 8.65% due 12/01/97.........................  Aa2/AA          2,389,415
      5,000,000  Occidental Petroleum Corp., 5.85% due 11/09/98.............................  Baa3/BBB        4,932,250
      1,000,000  Occidental Petroleum Corp., 5.84% due 11/09/98.............................  Baa3/BBB          986,180
      1,125,000  SFP Pipeline Holdings, Inc., 11.16% due 08/15/10...........................  Baa3/NR         1,406,250
      6,600,000  Texaco Capital, 9.00% due 11/15/96.........................................  A1/A+           6,809,286
      4,000,000  Texas Eastern Corp., 8.50% due 02/04/97....................................  NR/NR           4,100,000
                                                                                                           ------------
                                                                                                             20,623,381
                                                                                                           ------------
DEPARTMENT STORES (1.1%)
      2,200,000  Sears Roebuck & Co., 8.52% due 05/13/02....................................  A2/BBB          2,427,788
      4,000,000  Sears Roebuck & Co., 7.25% due 08/05/97....................................  A2/BBB          4,080,920
                                                                                                           ------------
                                                                                                              6,508,708
                                                                                                           ------------
ELECTRICAL EQUIPMENT (0.8%)
      2,000,000  Legrand S.A., 8.50% due 02/15/25...........................................  A2/A            2,287,960
      2,000,000  Mark IV Industries Inc., 8.75% due 04/01/03................................  Ba3/BB+         2,085,000
                                                                                                           ------------
                                                                                                              4,372,960
                                                                                                           ------------
FINANCE (12.5%)
        100,000  Associates Corp., N.A., 8.125% due 01/15/98................................  Aa3/AA-           104,158
        400,000  Associates Corp., N.A., 7.30% due 03/15/98.................................  Aa3/AA-           410,564
         95,196  Chevy Chase Auto Receivables Trust, 6.00% due 12/15/01.....................  Aaa/AAA            95,192
     18,250,000  Chrysler Financial Corp., Series MTNN, 7.36% due 03/14/97..................  A3/BBB         18,530,320
      1,000,000  Chrysler Financial Corp., 7.20% due 03/17/97...............................  A2/A-           1,013,380
         25,000  Commercial Credit Group Inc., 7.375% due 11/15/96..........................  A1/A+              25,351
      2,620,761  Fleetwood Credit Corp Grantor Trust, Series 95-B 6.55% due 05/15/11........  Aaa/AAA         2,630,301
     17,550,000  Ford Motor Credit Co., 6.25% due 11/08/00..................................  A1/A+          17,499,644
        400,000  General Motors Acceptance Corp., 7.85% due 11/17/97........................  Baa1/BBB+         413,136
        300,000  General Motors Acceptance Corp., 7.55% due 01/14/97........................  Baa1/BBB+         305,322
        100,000  General Motors Acceptance Corp., 7.375% due 02/27/97.......................  Baa1/BBB+         101,640
        800,000  General Motors Acceptance Corp., 7.30% due 02/02/98........................  Baa1/BBB+         819,088
      5,175,000  General Motors Acceptance Corp., 6.90% due 09/09/97........................  Baa1/BBB+       5,245,794
      5,000,000  General Motors Acceptance Corp., 6.75% due 07/10/97........................  Baa1/BBB+       5,052,300
      2,200,000  General Motors Acceptance Corp., 6.70% due 04/18/97........................  Baa1/BBB+       2,219,888
      3,000,000  General Motors Acceptance Corp., 6.70% due 04/21/97........................  Baa1/BBB+       3,015,630
      4,500,000  General Motors Acceptance Corp., 6.625% due 05/15/98.......................  Baa1/BBB+       4,536,720
      6,500,000  General Motors Acceptance Corp., 5.25% due 12/06/96........................  Baa1/BBB+       6,448,130
      4,000,000  USL Capital Corp., 7.76% due 03/29/02......................................  A1/A+           4,226,680

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                              MOODY'S/S&P
   PRINCIPAL                                                                                    RATING
    AMOUNT                                  SECURITY DESCRIPTION                              (UNAUDITED)     VALUE
---------------  ---------------------------------------------------------------------------  -----------  ------------
FINANCE (CONTINUED)
$        90,000  Western Financial Grantor Trust, Series 95-3, Class A1 6.05% due
                   11/01/00.................................................................  Aaa/AAA      $     90,058
                                                                                                           ------------
                                                                                                             72,783,296
                                                                                                           ------------
LUMBER & OTHER CONSTRUCTION MATERIALS (2.2%)
      5,600,000  Georgia Pacific Corp., 9.95% due 06/15/02..................................  Baa2/BBB-       6,561,520
      1,000,000  Schuller International Group Inc., 10.875% due 12/15/04....................  Ba3/BB-         1,112,500
      4,000,000  USG Corp., 9.25% due 09/15/01..............................................  Ba3/BB          4,200,000
      1,000,000  USG Corp., 8.50% due 08/01/05..............................................  Ba3/BB          1,031,250
                                                                                                           ------------
                                                                                                             12,905,270
                                                                                                           ------------
TRANSPORTATION (1.2%)
      6,719,014  Union Tank Car Co., 6.50% due 04/15/08.....................................  A2/A+           6,732,788
                                                                                                           ------------
UTILITIES (4.6%)
      1,500,000  Cleveland Electric Illumination, 7.625% due 08/01/02.......................  Ba2/BB          1,416,555
      1,000,000  Cleveland Electric Illumination, 7.375% due 06/01/03.......................  Ba2/BB            945,050
      3,000,000  Commonwealth Edison Co., 7.00% due 02/15/97................................  Baa3/BBB-       3,026,190
      3,000,000  Commonwealth Edison Co., 6.50% due 07/15/97................................  Baa3/BBB-       3,009,630
        200,000  Commonwealth Edison Co., 6.50% due 04/15/00................................  Baa3/BBB-         199,186
        500,000  Commonwealth Edison Co., Series 87, 6.25% due 10/01/97.....................  Baa2/BBB          499,340
      1,972,000  Connecticut Light & Power Co., Series UU, 7.625% due 04/01/97..............  Baa1/BBB+       2,019,131
      2,400,000  GTE Corp., 8.85% due 03/01/98..............................................  Baa1/BBB+       2,528,568
      7,240,000  Hydro-Quebec, 8.05% due 07/07/24...........................................  A1/A+           7,969,430
        500,000  Jersey Central Power & Light, 6.70% due 12/19/97...........................  Baa1/BBB+         506,945
      4,250,000  United Telephone Company of Florida, 8.375% due 01/15/25...................  A2/A            4,850,015
                                                                                                           ------------
                                                                                                             26,970,040
                                                                                                           ------------
                 TOTAL CORPORATE OBLIGATIONS (COST $215,980,630)............................                220,700,589
                                                                                                           ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                         SECURITY DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (15.5%)
FHA Insured
$     3,368,477  7.43% due 03/01/22......................................................................  $  3,292,341
Federal Home Loan Mortgage Corp.
          1,391  12.50% due 08/01/14.....................................................................         1,527
         29,688  Series 600, 10.00% due 04/01/09.........................................................        31,899
        200,000  Series 39, Class F, 10.00% due 05/15/20.................................................       223,946
         21,122  9.00% due 04/01/03......................................................................        21,935
     11,000,000  Gold, 8.506% due 12/01/04...............................................................    12,213,438
        126,355  Gold, 8.50% due 11/01/24................................................................       130,979
         52,835  Gold, 8.50% due 01/01/25................................................................        54,773
        315,485  Gold, 8.50% due 04/01/25................................................................       327,057
        990,000  Gold, 8.50% due 04/01/25................................................................     1,026,244
      1,422,376  Gold, 8.50% due 04/01/25................................................................     1,474,236
        523,366  Gold, 8.50% due 05/01/25................................................................       542,238
      1,398,426  Gold, 8.50% due 05/01/25................................................................     1,449,538
      1,414,012  Gold, 8.50% due 06/01/25................................................................     1,465,878
        764,315  Gold, 8.50% due 07/01/24................................................................       791,937
        990,000  Gold, 8.50% due 08/01/25................................................................     1,025,977
         34,259  Gold, 8.50% due 09/01/25................................................................        35,522
        269,998  Gold, 8.50% due 09/01/25................................................................       279,953
        311,576  Gold, 8.50% due 10/01/25................................................................       323,067
     10,910,000  Gold, 8.00% TBA (t).....................................................................    11,179,341
        405,078  Gold, 7.00% due 04/01/24................................................................       402,198
        518,824  Gold, 7.00% due 06/01/24................................................................       515,192
      4,042,023  Gold, 7.00% due 07/01/25................................................................     4,013,001
      1,210,316  Gold, 7.00% due 08/01/25................................................................     1,201,626
      1,446,433  Gold, 7.00% due 08/01/25................................................................     1,436,048
      1,672,089  Gold, 7.00% due 08/01/25................................................................     1,660,083
      1,995,638  Gold, 7.00% due 08/01/25................................................................     1,981,309
      1,998,301  Gold, 7.00% due 08/01/25................................................................     1,983,953
      1,578,063  Gold, 7.00% due 09/01/25................................................................     1,566,732
      6,978,071  Gold, 6.50% due 06/01/04................................................................     6,973,710
      1,807,135  Gold, 6.00% due 08/01/10................................................................     1,765,517
         28,029  Gold, 6.00% due 09/01/10................................................................        27,372
         76,609  Gold, 6.00% due 09/01/10................................................................        74,814
        806,079  Gold, 6.00% due 09/01/10................................................................       787,187
        849,092  Gold, 6.00% due 09/01/10................................................................       829,495
      3,654,307  Gold, 6.00% due 09/01/10................................................................     3,569,965
        524,301  Gold, 6.00% due 10/01/10................................................................       512,013
        541,800  Gold, 6.00% due 10/01/10................................................................       529,102
        618,468  Gold, 6.00% due 10/01/10................................................................       604,169
        710,441  Gold, 6.00% due 10/01/10................................................................       694,016
      1,299,980  Gold, 6.00% due 10/01/10................................................................     1,269,512
      1,564,469  Gold, 6.00% due 10/01/10................................................................     1,527,802
          1,800  Remic: Series 1977, Class A, 8.05% due 03/15/07.........................................         1,747
        100,000  Remic: Series 1290, Class L, 7.50% due 10/15/09.........................................       105,581
         32,000  Remic: PAC-1(11), Series 1168, Class H, 7.50% due 11/15/21..............................        33,196

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                         SECURITY DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------------------------  ------------
Federal Home Loan Mortgage Corp. (continued)
$       300,000  Remic: Series 102, Class I, 7.00% due 12/15/20..........................................  $    297,132
        165,000  Remic: PAC-1(11), Series 1207, Class J, 6.75% due 07/15/19..............................       164,050
      1,600,000  Remic: SCH(22), Series 1701, Class B, 6.50% due 03/15/09................................     1,522,384
Federal National Mortgage Association
        778,552  10.00% due 06/01/20.....................................................................       846,099
      4,434,478  8.70% due 02/01/05......................................................................     4,936,128
         25,499  8.50% due 06/01/10......................................................................        26,348
         98,647  8.00% due 01/01/02......................................................................       101,365
         71,267  8.00% due 05/01/02......................................................................        73,239
        479,919  8.00% due 07/01/02......................................................................       493,208
         44,577  8.00% due 07/01/02......................................................................        45,810
          6,602  8.00% due 08/01/22......................................................................         6,764
      1,569,893  Remic: PAC, Series 1991-64, Class Z, 8.50% due 06/25/06.................................     1,627,289
      1,083,547  Remic: PAC, Series 1991-101, Class C, 8.50% due 08/25/18................................     1,093,233
         22,062  Remic: PAC(11), Series 1991-9, Class H, 8.30% due 11/25/04..............................        22,136
      1,966,862  Remic: PAC-2(23), Series 1994-50, Class Z, 6.50% due 03/25/24...........................     1,633,085
      3,100,000  Remic: PAC (11), Series 1993-041, Class PE, 5.75% due 04/25/19..........................     3,048,478
Government National Mortgage Association
          5,723  13.50% due 10/15/14.....................................................................         6,436
         28,263  11.50% due 07/15/13.....................................................................        31,588
        874,042  7.00% due 01/15/23......................................................................       869,182
        371,355  7.00% due 03/15/23......................................................................       369,283
         47,402  7.00% due 07/15/23......................................................................        47,142
        343,324  7.00% due 07/15/23......................................................................       341,435
        134,072  7.00% due 07/15/23......................................................................       133,331
        445,906  7.00% due 07/15/23......................................................................       443,435
         24,471  7.00% due 09/15/23......................................................................        24,328
        342,135  7.00% due 09/15/23......................................................................       340,133
         23,084  7.00% due 10/15/23......................................................................        22,954
         31,942  7.00% due 10/15/23......................................................................        31,763
        393,630  7.00% due 10/15/23......................................................................       391,462
        903,266  7.00% due 10/15/23......................................................................       897,991
         67,382  7.00% due 12/15/23......................................................................        66,998
                                                                                                           ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $87,699,415).............................    89,911,375
                                                                                                           ------------
U.S. TREASURY OBLIGATIONS (41.1%)
U.S. Treasury Bonds
      4,060,000  12.00% due 08/15/13.....................................................................     6,086,833
     44,165,000  10.75% due 02/15/03.....................................................................    56,549,308
     18,130,000  10.375% due 11/15/09....................................................................    23,383,349
     16,010,000  10.375% due 11/15/12....................................................................    21,512,477
     11,455,000  8.875% due 02/15/19.....................................................................    14,803,869
      6,860,000  8.50% due 02/15/20......................................................................     8,578,224
     10,000,000  8.125% due 08/15/19.....................................................................    12,029,300
      4,705,000  7.875% due 02/15/21.....................................................................     5,538,632

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                         SECURITY DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------------------------  ------------
U.S. Treasury Notes
$     5,000,000  8.50% due 11/15/00......................................................................  $  5,579,250
     13,350,000  7.25% due 02/15/98......................................................................    13,792,286
      1,055,000  7.25% due 08/15/04......................................................................     1,141,763
     17,820,000  7.125% due 02/29/00.....................................................................    18,699,061
      4,905,000  5.50% due 04/15/00......................................................................     4,854,135
      9,200,000  5.125% due 11/30/98.....................................................................     9,049,396
     15,295,000  4.75% due 02/15/97......................................................................    15,124,920
U.S. Treasury Strip
     33,025,000  Due 05/15/02 (Principal Only)...........................................................    22,565,322
                                                                                                           ------------
                 TOTAL U.S. TREASURY OBLIGATIONS (COST $228,949,847).....................................   239,288,125
                                                                                                           ------------

                                                                                              MOODY'S/S&P
                                                                                                RATING
    SHARES                                                                                    (UNAUDITED)
---------------                                                                               -----------
CONVERTIBLE PREFERRED STOCKS (0.3%)
NATURAL GAS (0.3%)
         74,600  Lasmo PLC, Sponsored ADR, 10.00%, Series A.................................  Ba1/BBB-        1,799,725
                                                                                                           ------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,659,850)....................................     1,799,725
                                                                                                           ------------

   PRINCIPAL
    AMOUNT
---------------
REPURCHASE AGREEMENT (0.4%)
$     2,066,000  Goldman Sachs Repurchase Agreement, dated 10/31/95 due 11/01/95, at 5.880%, proceeds $2,066,142 (collateralized by U.S. Treasury Note, 5.875% due
                   07/31/97, valued at $2,077,406)
                   (cost $2,066,000)........................................................  P1/A1+       $  2,066,000
                                                                                                           ------------
TOTAL INVESTMENTS (COST $556,625,778) (98.8%)............................................................   574,829,113
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%).............................................................     7,050,882
                                                                                                           ------------
TOTAL NET ASSETS (100.0%)................................................................................  $581,879,995
                                                                                                           ------------
                                                                                                           ------------

Note: Based on the cost of investments of $556,629,476 for Federal Income Tax purposes at October 31, 1995, the aggregate gross unrealized appreciation and depreciation was $18,337,903 and $138,266, respectively, resulting in net unrealized appreciation of $18,199,637.

  (t) TBA securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

       Abbreviations used in the schedule of investments are as follows:

ADR - American Depository Receipt; ARM - Adjustable Rate Mortgage; FHA - Federal
      Housing Administration;

 PAC - Planned Amortization  Class;  Remic  - Real  Estate  Mortgage  Investment
       Conduit;

 NR - Not Rated; TAC - Targeted Amortization Class; SCH - Scheduled Payment Bond

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $556,625,778)                                     $574,829,113
Receivable for Investments Sold                                                73,638,034
Interest Receivable                                                             8,686,770
Other Receivables                                                                   6,408
Prepaid Expenses                                                                    5,770
                                                                             ------------
    Total Assets                                                              657,166,095
                                                                             ------------

LIABILITIES
Payable for Securities Purchased                                               74,362,206
Unrealized Depreciation on Open Foreign Currency Contracts                        606,109
Advisory Fee Payable                                                              178,438
Custodian Fees and Expenses Payable                                                81,524
Payable to Custodian                                                                8,328
Fund Services Fee Payable                                                           3,788
Administration Fee Payable                                                          2,691
Accrued Expenses                                                                   43,016
                                                                             ------------
    Total Liabilities                                                          75,286,100
                                                                             ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                $581,879,995
                                                                             ------------
                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                                          $31,358,157
Dividend Income                                                                              132,975
                                                                                         -----------
    Total Investment Income                                                               31,491,132

EXPENSES
Advisory Fee                                                                 $1,339,147
Financial and Fund Accounting Services Fee                                      167,081
Custodian Fees and Expenses                                                      83,838
Fund Services Fee                                                                40,729
Administration Fee                                                               27,436
Trustees' Fees and Expenses                                                      11,096
Miscellaneous                                                                    67,774
                                                                             ----------
    Total Expenses                                                                        (1,737,101)
                                                                                         -----------

NET INVESTMENT INCOME                                                                     29,754,031

NET REALIZED GAIN ON INVESTMENTS (including $621,192 of net realized gains
 from forward contracts)                                                                   7,762,316

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS (including $606,109 of
 net unrealized depreciation of forward contracts)                                        26,604,322
                                                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $64,120,669
                                                                                         -----------
                                                                                         -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             FOR THE FISCAL YEAR ENDED
                                                                                    OCTOBER 31,
                                                                             --------------------------
INCREASE (DECREASE) IN NET ASSETS                                                1995          1994
                                                                             ------------  ------------

FROM OPERATIONS
Net Investment Income                                                        $ 29,754,031  $ 13,708,591
Net Realized Gain (Loss) on Investments                                         7,762,316    (8,930,226)
Net Change in Unrealized Appreciation (Depreciation) of Investments            26,604,322   (11,045,898)
                                                                             ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations              64,120,669    (6,267,533)
                                                                             ------------  ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                 241,455,035   298,426,651
Withdrawals                                                                   (89,561,736)  (73,416,442)
                                                                             ------------  ------------
  Net Increase from Investors' Transactions                                   151,893,299   225,010,209
                                                                             ------------  ------------
Total Increase in Net Assets                                                  216,013,968   218,742,676

NET ASSETS
Beginning of Fiscal Year                                                      365,866,027   147,123,351
                                                                             ------------  ------------
End of Fiscal Year                                                           $581,879,995  $365,866,027
                                                                             ------------  ------------
                                                                             ------------  ------------

-------------------------------------------------------------------------------------------------------
SUPPLEMENTARY DATA:
-------------------------------------------------------------------------------------------------------

                                                                              FOR THE FISCAL     FOR THE PERIOD
                                                                                YEAR ENDED        JULY 12, 1993
                                                                               OCTOBER 31,      (COMMENCEMENT OF
                                                                             ----------------  OPERATIONS) THROUGH
                                                                              1995     1994     OCTOBER 31, 1993
                                                                             -------  -------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                    0.39%    0.46%          0.48%(a)
  Net Investment Income                                                       6.68%    5.88%          4.91%(a)
Portfolio Turnover                                                            293%     234%            295%+

(a) Annualized.

(+) Portfolio turnover is for the twelve month period ended October 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from The Pierpont Bond Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $1,731,405 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

       The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At October 31, 1995 the Portfolio had open forward foreign currency contracts as follows:

       SUMMARY OF OPEN CONTRACTS

                                                                                     U.S. DOLLAR
                                                                                        VALUE      NET UNREALIZED
        FOREIGN CURRENCY SALE CONTRACTS                                  PROCEEDS    AT 10/31/95    DEPRECIATION
---------------------------------------------------------------------  ------------  ------------  ---------------
       German Mark, 5,281,000, expiring 12/5/95                        $  3,588,367  $  3,757,729    $  (169,362)
       German Mark, 2,410,000, expiring 12/5/95                           1,642,920     1,714,851        (71,931)
       Danish Krone, 4,683,000, expiring 12/5/95                            817,306       857,297        (39,991)
       Danish Krone, 22,420,000, expiring 12/5/95                         3,923,010     4,104,333       (181,323)


        FOREIGN CURRENCY PURCHASE CONTRACTS                                COST
---------------------------------------------------------------------  ------------
       German Mark, 7,691,000, expiring 12/5/95                           5,573,188     5,472,580       (100,608)
       Danish Krone, 27,103,000, expiring 12/5/95                         5,004,524     4,961,630        (42,894)
                                                                                                   ---------------
       Net Unrealized Depreciation on Foreign Currency Contracts                                     $  (606,109)
                                                                                                   ---------------

    d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, this fee amounted to $1,339,147.

    b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $27,436.
    c) During the period November 1, 1994, through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the period November 1, 1994, through August 31, 1995, the fee for these services amounted to $167,081. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.
    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $40,729 for the fiscal year ended October 31, 1995.
    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,200.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1995 were as follows:

                                                                COST OF        PROCEEDS FROM
                                                               PURCHASES           SALES
                                                            ----------------  ----------------
U.S. Treasury and Agency Obligations                        $  1,171,503,087  $  1,078,447,543
Corporate and Collateralized Obligations                         298,968,392       207,445,656
                                                            ----------------  ----------------
                                                            $  1,470,471,479  $  1,285,893,199
                                                            ----------------  ----------------
                                                            ----------------  ----------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

        [SIGNATURE]
PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

THE PIERPONT MONEY MARKET FUND
THE PIERPONT TAX EXEMPT MONEY MARKET FUND
THE PIERPONT TREASURY MONEY MARKET FUND
THE PIERPONT SHORT TERM BOND FUND
THE PIERPONT BOND FUND
THE PIERPONT TAX EXEMPT BOND FUND
THE PIERPONT NEW YORK TOTAL RETURN BOND FUND
THE PIERPONT DIVERSIFIED FUND
THE PIERPONT EQUITY FUND
THE PIERPONT CAPITAL APPRECIATION FUND
THE PIERPONT INTERNATIONAL EQUITY FUND
THE PIERPONT EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON HOW THE PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.





THE PIERPONT BOND FUND


ANNUAL REPORT
OCTOBER 31, 1995